Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company’s Management Board, as its chief operating decision maker, considers the operational business from a product rather than geographic perspective and has identified four reportable segments. Key performance indicators include revenue and operating profitability.
The individual segments consist of the following:
•“Commercialized products” (marketed vaccines, currently the Group’s vaccines IXIARO and DUKORAL as well as third-party products)
•“COVID” (development, manufacturing, and distribution related to VLA2001)
•“Vaccine candidates” (proprietary research and development programs aiming to generate new products in order to generate future cash flows from product sales or from commercialization through partnering with pharmaceutical companies, excluding the COVID-19 vaccine candidate, which is presented separately). With the transfer of the license of Valneva’s Lyme vaccine candidate VLA15 to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.
•“Technologies and services” (services and inventions at the commercialization stage, i.e. revenue generated through collaborations, service, and licensing agreements). With the transfer of the license of
Valneva’s VLA15 Lyme vaccine candidate to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.
5.4.1 Income statement by segment
Income statement by segment for the year ended December 31, 2020

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	65,938	—	—	—	—	65,938
Other revenues	1	—	31,604	12,779	—	44,383
REVENUES	65,939	—	31,604	12,779	—	110,321
Cost of goods and services	(41,830)	—	(3,305)	(9,167)	—	(54,302)
Research and development expenses	(2,711)	(18,962)	(62,140)	(640)	—	(84,454)
Marketing and distribution expenses	(17,554)	—	(638)	(72)	—	(18,264)
General and administrative expenses	(13,412)	(2,374)	(7,781)	(2,274)	(1,697)	(27,539)
Other income and expenses, net	1,101	1,578	14,073	117	2,248	19,117
OPERATING PROFIT/(LOSS)	(8,466)	(19,759)	(28,189)	743	551	(55,120)

Income statement by segment for the year ended December 31, 2021

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	62,984	—	—	—	—	62,984
Other revenues	18	253,314	3,257	28,512	—	285,101
REVENUES	63,002	253,314	3,257	28,512	—	348,086
Cost of goods and services	(40,017)	(122,843)	—	(25,061)	—	(187,920)
Research and development expenses	(2,094)	(113,907)	(53,181)	(4,101)	—	(173,283)
Marketing and distribution expenses	(18,455)	(1,182)	(3,811)	(194)	—	(23,643)
General and administrative expenses	(6,102)	(23,003)	(8,323)	(5,495)	(4,684)	(47,606)
Other income and expenses, net	2,196	11,546	7,033	2,458	(257)	22,976
OPERATING PROFIT/(LOSS)	(1,469)	3,927	(55,025)	(3,881)	(4,941)	(61,390)
Income statement by segment for the year ended December 31, 2022

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	85,228	29,568	—	—	—	114,797
Other revenues	23	280,010	5,565	(39,091)	—	246,506
REVENUES	85,251	309,578	5,565	(39,091)	—	361,303
Cost of goods and services	(46,475)	(267,113)	(1,112)	(9,742)	—	(324,441)
Research and development expenses	(1,067)	(72,762)	(29,907)	(1,186)	—	(104,922)
Marketing and distribution expenses	(13,107)	(2,773)	(7,334)	(57)	(238)	(23,509)
General and administrative expenses	(5,137)	(19,392)	(3,910)	(1,919)	(3,715)	(34,073)
Other income and expenses, net	105	9,625	4,811	1,111	(3,454)	12,199
OPERATING PROFIT/(LOSS)	19,570	(42,836)	(31,888)	(50,884)	(7,406)	(113,443)
5.4.2 Geographical segments
In presenting information on the basis of geographical segments, segment revenue is based on the final location where Valneva’s distribution partner sells the product or where the customer/partner is located. Segment assets are based on the geographical location of the assets.
Product sales per geographical segment

(In € thousand)	Year ended December 31,
	2022	2021	2020
United States	21,992	40,339	36,414
Canada	18,904	4,226	8,965
Austria	13,749	9,341	3,333
United Kingdom	10,901	2,707	1,847
Nordics	8,560	2,436	2,866
Germany	20,341	726	7,060
France	2,625	999	734
Other Europe	6,245	2,076	1,334
Rest of World	11,480	134	3,384
PRODUCT SALES	114,797	62,984	65,938
Nordics includes Finland, Denmark, Norway and Sweden.
Non-current operating assets per geographical segment

(In € thousand)	As at December 31,
	2022	2021
United States	64	66
Canada	183	239
Austria	52,199	61,237
Nordics	40,250	53,020
United Kingdom	84,843	87,387
Other Europe	5,211	4,582
NON-CURRENT ASSETS	182,749	206,531
Non-current operating assets for this purpose consist of intangible assets, right of use assets and property, plant and equipment. The main non-current operating assets are allocated to sites where production and research and development activities take place. Sales activities by distribution sites do not require major non-current operating assets. Revenues are structured according to the location of the final customer. In some countries there are customers, but no assets.
5.4.3 Information about major customers
Product sales to the largest customer amounted to €16.0 million in 2022 (2021: €41.8 million, 2020: €33.8 million). Other revenues from the largest customer amounted to €169.2 million in 2022 (2021: €253.3 million, 2020: two largest customers with revenues €31.6 million and €7.5 million). There were no further customers with a contribution exceeding 10% of the annual revenue.